ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NY 10036

Phone: 212-596-9000

Fax: 212-596-9090

May 30, 2014	R. Brent Bates
212-596-9143
Brent.Bates@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds (File Nos. 333-185238 and 811-22743)

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Trust”), a Massachusetts business trust, pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act and Amendment No. 9 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 5/9”), including: (i) a Prospectus and Statement of Additional Information relating to Blackstone Alternative Multi-Manager Fund; and (ii) other information and the signature page. Additional information regarding Blackstone Alternative Multi-Manager Fund will be filed by amendment.

This Amendment No. 5/9 is being filed in connection with the Trust’s annual update and relates solely to Blackstone Alternative Multi-Manager Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 5/9 become effective on July 29, 2014.

Please direct any questions or comments on the enclosed to the attention of the undersigned at 212-596-9143.

Very truly yours,

/s/ R. Brent Bates

R. Brent Bates
Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.